Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11 — Commitments and Contingencies

We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.